Cover	Dec. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 24, 2024
Entity File Number	000-51808
Entity Registrant Name	ATHENA GOLD CORPORATION
Entity Central Index Key	0001304409
Entity Tax Identification Number	90-0158978
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2010 A Harbison Drive # 312
Entity Address, City or Town	Vacaville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95687
City Area Code	(707)
Local Phone Number	291-6198
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false